Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Sino Fortune Holding Corp
Entity Central Index Key	0001628468
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Entity Filer Category	Smaller Reporting Company
Amendment Flag	false
Trading Symbol	SFHD
Document Fiscal Year Focus	2016